Taxes on Income (Details) ₪ in Millions				12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Taxes on Income (Details) [Line Items]
Total consolidated revenues (in New Shekels) | ₪	₪ 10,000	₪ 10,000
Income derived tax rate		12.00%
Property development tax rate percentage		7.50%
Statutory tax rate		25.00%		23.00%	23.00%	23.00%	23.00%
Intangible assets from foreign company (in New Shekels) | ₪					₪ 200
Intangible assets tax rate				12.00%	12.00%
Corporate tax rate	6.00%
Taxable income preferred tax rate	12.00%
Percentage of preferred tax			16.00%
Income tax dividends (in Dollars)				$ 11,321
Recorded income (in Dollars)				$ 0		$ 1,103
Corporate tax rate [Member]
Taxes on Income (Details) [Line Items]
Corporate tax rate	6.00%
Industrial Companies [Member]
Taxes on Income (Details) [Line Items]
Tax benefits, description				Law for the Encouragement of Industry (Taxes), 1969 (the “Industrial Encouragement Law”). The Industrial Encouragement Law defines an “Industrial Company” as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, the Company is entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.	Law for the Encouragement of Industry (Taxes), 1969 (the “Industrial Encouragement Law”). The Industrial Encouragement Law defines an “Industrial Company” as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, the Company is entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.
Israeli [Member]
Taxes on Income (Details) [Line Items]
Corporate tax rate percentage				23.00%	23.00%	23.00%
Corporate tax rate	6.00%
Operating loss carryforwards (in Dollars)				$ 2
Formula Telecom Solutions Ltd [Member]
Taxes on Income (Details) [Line Items]
Operating loss carryforwards (in Dollars)				10,376
England [Member]
Taxes on Income (Details) [Line Items]
Operating loss carryforwards (in Dollars)				3,392
U.S [Member]
Taxes on Income (Details) [Line Items]
Operating loss carryforwards (in Dollars)				$ 7,950